MARKED TO SHOW CHANGES
                                               SEC. File Nos. 2-47749
                                                             811-2333

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A
                           Registration Statement
                                   Under
                          the Securities Act of 1933

                      Post-Effective Amendment No.  48
                                    and
                           Registration Statement
                                   Under
                     The Investment Company Act of 1940
                              Amendment No.  31

                         NEW PERSPECTIVE FUND, INC.
            (Exact Name of Registrant as specified in charter)

                          333 South Hope Street
                      Los Angeles, California 90071
                 (Address of principal executive offices)

            Registrant's telephone number, including area code:
                             (213) 486-9200

                             Vincent P. Corti
                  Capital Research and Management Company
                          333 South Hope Street
                       Los Angeles, California 90071
                   (name and address of agent for service)

                                Copies to:
                       MICHAEL  J. FAIRCLOUGH, ESQ.
                          O'Melveny & Myers LLP
                          400 South Hope Street
                       Los Angeles, California  90071
                        (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 1998, pursuant to paragraph (a)(1) of rule 485.

                            NEW PERSPECTIVE FUND, INC.
                               CROSS REFERENCE SHEET

ITEM NUMBER OF                                        CAPTIONS IN PROSPECTUS
PART "A" OF FORM N-1A                                 (PART "A")



1.      Front and Back Cover Pages                    Front and Back Cover Pages

2.      Risk/Return Summary:  Investments,            Risk/Return Summary
        Risks and Performance

3.      Risk/Return Summary:  Fee Table               Risk/Return Summary

4.      Investment Objectives, Principal              Investment Objectives,
        Investment Strategies, and Related            Principal Investment
        Risks                                         Strategies and Related
                                                      Risks

5.      Management's Discussion of Fund               N/A
        Performance

6.      Management, Organization, and Capital         Management and
        Structure                                     Organization

7.      Shareholder Information                       Shareholder Information

8.      Distribution Arrangements                     Distribution Arrangements

9.      Financial Highlights Information              Financial Highlights



ITEM NUMBER OF                                        CAPTIONS IN STATEMENT OF
PART "B" OF FORM N-1A                                 ADDITIONAL INFORMATION
                                                      (PART "B")



10.     Cover Page and Table of Contents              Cover Page and Table of
                                                      Contents

11.     Fund History                                  Fund Organization

12.     Description of the Fund and its               Fund Organization;
        Investments and Risks                         Investment Restrictions; Certain Investment
                                                      Limitations; Description
                                                      of Securities and
                                                      Investment Techniques

13.     Management of the Fund                        Management; Fund Directors
                                                      and Officers

14.     Control Persons and Principal Holders         N/A
        of Securities

15.     Investment Advisory and Other Services        Management; General
                                                      Information; Fund
                                                      Directors and Officers

16.     Brokerage Allocation and Other                Management; Execution of
        Practices                                     Portfolio Transactions

17.     Capital Stock and Other Securities            None

18.     Purchase, Redemption and Pricing of           Purchase of Shares;
        Shares                                        Selling Shares;
                                                      Shareholder Account
                                                      Services and Privileges;
                                                      General Information

19.     Taxation of the Fund                          Dividends, Distributions
                                                      and Federal Taxes

20.     Underwriters                                  Management

21.     Calculation of Performance Data               Investment Results and
                                                      Related Statistics

22.     Financial Statements                          Financial Statements



ITEM IN PART "C"



23.     Exhibits

24.     Persons Controlled by or under Common
        Control with the Fund

25.     Indemnification

26.     Business and Other Connections of
        the Investment Adviser

27.     Principal Underwriters

28.     Location of Accounts and Records

29.     Management Services

30.     Undertakings

        Signature Page


                            NEW PERSPECTIVE FUND(R)



                                   PROSPECTUS

                                DECEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NEW PERSPECTIVE FUND, INC.
333 South Hope Street
Los Angeles, CA  90071

TICKER SYMBOL:  ANWPX          NEWSPAPER ABBREV.:  N Per          FUND NO.:  07

TABLE OF CONTENTS

Risk/Return Summary
Fees and Expenses of the Fund
Investment Objective, Strategies and Risks
Important Recent Developments
Management and Organization
Shareholder Information
Purchase and Exchange of Shares
Distribution Arrangements
Financial Highlights

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing in stocks of companies located around the world. Providing you with future income is a secondary objective.

The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to certain events, such as changes in the market or general economy. In addition, the prices of equity securities held by the fund may be affected by events specifically involving the issuers of these securities. Investing outside the U.S. can also involve additional risks. For example, the prices of non-U.S. securities can decline in response to currency fluctuations or political, social and economic instability. Accordingly, you may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other entity or person.

INVESTMENT RESULTS

The following information illustrates how fund results may vary:

For periods ended December 31, 1997:

                          The fund

Average Annual            including maximum

Total Return              sales charge/1/         S&P 500/2/       CPI/3/



One Year                  xx.xx%                  xx.xx%           xx.xx%

Five Years                xx.xx%                  xx.xx%           xx.xx%

Ten Years                 xx.xx%                  xx.xx%           xx.xx%

Lifetime/4/               xx.xx%                  xx.xx%           xx.xx%


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE BE DEDUCTED. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.
/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS U.S. STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. /3/ CONSUMER PRICE INDEX IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.
/4/ THE FUND BEGAN OPERATIONS ON MARCH 13, 1973.
Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[bar chart]

1988  10.39%
1989  25.91%
1990  -2.08%
1991  22.64%
1992  3.98%
1993   26.98%
1994    2.97%
1995   20.43%
1996   17.28%
1997   xx.xx

THE FUND'S YEAR-TO-DATE RETURN FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998 WAS __%.

The fund's highest/lowest QUARTERLY results during this time period were:

- Highest  xx.xx%  (quarter ended xx, 19xx)
- Lowest   xx.xx%  (quarter ended xx, 19xx)

Past results are not an indication of future results.

FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDERS FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge imposed on purchases                      5.75%/1/
(AS A PERCENTAGE OF OFFERING PRICE)

Maximum sales charge imposed on reinvested dividends           0%

Maximum deferred sales charge                                  0%/2/

Redemption or exchange fees                                    0%


/1/ SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.
/2/ A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING ANY PURCHASES YOU MADE WITHOUT A SALES CHARGE.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



Management Fees                               xx.xx%

Service (12b-1) Fees                          xx.xx%*

Other Expenses                                xx.xx%

Total Annual Fund Operating Expenses          xx.xx%


*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

 EXAMPLE

This Example is intended to help you compare the costs of investing in various funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



One year                                          $xx

Three years                                       $xx

Five years                                        $xx

Ten years                                         $xx


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
The fund's primary investment objective is to provide you with long-term growth
of capital.  Future income is a secondary objective.   It invests primarily in
common stocks on a global basis to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships. The fund may, however, invest a substantial portion of its portfolio in cash, cash equivalents, or securities of any type in response to abnormal market conditions (which may prevent the fund from pursuing its objective over the short-term).

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. In addition, the value of non-U.S. securities can decline in response to various factors including currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year.

ASSET MIX  (pie chart)
LARGEST INDUSTRY HOLDINGS  (table)
LARGEST INDIVIDUAL EQUITY HOLDINGS  (table)
LARGEST HOLDINGS BY COUNTRY  (table)

Because the fund is actively managed, its holdings will change from time to time.

IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

EURO INTRODUCTION

On January 1, 1999, the European Union will introduce a single European currency, the Euro. The first group of countries that will begin to convert their currencies to the Euro include Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain. The expected introduction of the Euro present unique uncertainties, including: whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the Euro; and the creation of suitable clearing and settlement payment systems for the new currency. These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the Euro. The fund understands that the investment adviser and other key service providers are taking steps to address Euro-related issues.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for New Perspective Fund are listed on the following page.

Portfolio         Primary Title(s)            Years of Experience as         Approximate Years of
Counselors                                    Portfolio Counselor for        Experience as
for New                                       New Perspective Fund           an Investment Professional
Perspective                                   (approximate)                  (including the last five
Fund                                                                         years)

                                                                             With Capital        Total Years
                                                                             Ressearch and
                                                                             Management
                                                                             Company or
                                                                             affiliates

William R.        Senior Vice                 26 years (since the            29 years            36 years
Grimsley          President of the            fund began operations)
                  fund. Senior Vice
                  President and
                  Director, Capital
                  Research and
                  Management Company

Gregg E.          Senior Vice                 6 years (in addition to        26 years            26 years
Ireland           President of the            7 years as a research
                  fund. Senior Vice           professional prior to
                  President, Capital          becoming a portfolio
                  Research and                counselor for
                  Management Company          the fund)

Thierry           Senior Vice                 20 years (in addition          35 years            35 years
Vandeventer       President of the            to 5 years as a
                  fund. Director,             research professional
                  Capital Research            prior to becoming a
                  and Management              portfolio counselor for
                  Company                     the fund)

Mark E.           Director, Capital           6 years (in addition to        16 years            16 years
Denning           Research and                4 years as a research
                  Management Company          professional prior to
                                              becoming a portfolio
                                              counselor for
                                              the fund)

William C.        Senior Partner, The         26 years (since the            39 years            46 years
Newton            Capital Group               fund began operations)
                  Partners L.P.*

* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY



SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                     [Map of the United States of America]

WESTERN SERVICE      WESTERN CENTRAL      EASTERN CENTRAL      EASTERN SERVICE

CENTER               SERVICE CENTER       SERVICE CENTER       CENTER

American Funds       American Funds       American Funds       American Funds

Service Company      Service Company      Service Company      Service Company

P.O. Box 2205        P.O. Box 659522      P.O. Box 6007        P.O. Box 2280

Brea, California     San Antonio,         Indianapolis,        Norfolk,
                     Texas                Indiana              Virginia

92822-2205           78265-9522           46206-6007           23501-2280

Fax: 714/671-        Fax: 210/474-        Fax: 317/735-        Fax: 757/670-
7080                 4050                 6620                 4773


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS



To establish an account                                            $250

  For a retirement plan account                                    $250

  For a retirement plan account through payroll deduction          $  25



To add to an account                                               $  50

  For a retirement plan account through payroll deduction          $  25


SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                            Sales Charge as a
                                            Percentage of

Investment                                  Offering            Net                Dealer
                                            Price               Amount             Concession
                                                                Invested           as % of
                                                                                   Offering
                                                                                   Price

Less than $50,000                           5.75%               6.10%              5.00%

$50,000 but less than $100,000              4.50%               4.71%              3.75%

$100,000 but less than $250,000             3.50%               3.63%              2.75%

$250,000 but less than $500,000             2.50%               2.56%              2.00%

$500,000 but less $1 million                2.00%               2.04%              1.60%

$1 million or more and certain              see below           see below          see below
other investments described below


PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY THESE ACCOUNTS MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American Funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by the fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

- Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM):

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day
- Checks must be made payable to the registered shareholder
- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(SM)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash--unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-US partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                  Years ended September 30

                                                  1998       1997         1996           1995         1994

Net Asset Value, Beginning of Period               xxx       $17.77       $16.98         $15.40       $14.21

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                             xxx        .29          .32            .31          .22

Net Gains or Losses On Securities (both

realized and unrealized)                                     4.81         1.40           2.35         1.54
                                                  xxx

Total From Investment Operations                             5.10         1.72           2.66         1.76
                                                  xxx

LESS DISTRIBUTIONS:

Dividends (from net investment income)            xxx        (.323)       (.321)         (.237)       (.173)

Dividends (from net realized non-U.S.             xxx        (.007)       (.009)         (.003)       (.027)
currency gains)/1/

Distributions (from net realized gains)           xxx        (.680)       (.600)         (.840)       (.370)

Total Distributions                                          (1.01)       (.93)          (1.08)       (.57)
                                                  xxx

Net Asset Value, End of Period                    xxx        $21.86       $17.77         $16.98       $15.40

TOTAL RETURN/2/                                   xxx        29.97%       10.64%         18.63%       12.61%

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period                         xxx        $16,956      $11,688        $8,817       $6,279

Ratio of Expenses to Average Net Assets           xxx        .79%         .82%           .83%         .84%

Ratio of Net Income to Average Net Assets         xxx        1.56%        2.00%          2.12%        1.48%

Portfolio Turnover Rate                           xxx        25.68%       18.12%         22.40%       25.33%


/1/ Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.
/2/ Excludes maximum sales charge of 5.75%.

FOR SHAREHOLDER         FOR RETIREMENT PLAN           FOR DEALER SERVICES

SERVICES                SERVICES



American Funds          Call your employer or         American Funds

Service Company         plan administrator            Distributors

800/421-0180                                          800/421-9900 ext.11


FOR 24-HOUR INFORMATION

American FundsLine(R)     American Funds
800/325-3590              Internet Web site
                          http://www.americanfunds.com

Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSLATIONS

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds           or       Write to the Secretary of the fund
Service Company                        333 South Hope Street
800/421-0180 ext. 1                    Los Angeles, California  90071

Investment Company File No. 811-2333

                           NEW PERSPECTIVE FUND, INC.

                                   Part B
                       Statement of Additional Information

                                DECEMBER 1, 1998

This document is not a prospectus but should be read in conjunction with the current prospectus of New Perspective Fund, Inc. (the fund or NPF) dated December 1, 1998. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                            New Perspective Fund, Inc.
                              Attention:  Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                  (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

Item                                                       Page No.

Certain Investment Limitations                             2

Description of Certain Securities and Investment           2

Investment Restrictions                                    4

Fund Organization and Voting Rights                        6

Fund Directors and Officers                                7

Advisory Board Members                                     12

Management                                                 16

Dividends, Distributions and Federal Taxes                 18

Purchase of Shares                                         22

Selling Shares                                             28

Shareholder Account Services and Privileges                30

Execution of Portfolio Transactions                        32

General Information                                        33

Investment Results and Related Statistics                  34

Description of Bond Ratings                                39

Financial Statements                                       Attached



                         CERTAIN INVESTMENT LIMITATIONS

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

DEBT SECURITIES

- The fund may invest up to 10% of its assets in debt securities rated Baa/BBB or below or unrated but determined to be of equivalent quality.
- The fund may invest up to 5% of its assets in debt securities rated Ba/BB or below or unrated but determined to be of equivalent quality.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

THE FUND MAY EXPERIENCE DIFFICULTY LIQUIDATING CERTAIN PORTFOLIO SECURITIES DURING SIGNIFICANT MARKET DECLINES OR PERIODS OF HEAVY REDEMPTIONS.

THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

INVESTMENTS IN LOWER RATED BONDS -- Although the fund has no current intention of investing in such securities (at least for the next 12 months), it may invest up to 10% of it's assets in lower rated straight debt securities (securities rated Baa or below by Moody's Investors Service, Inc. or BBB or below by Standard & Poor's Corporation), including up to 5% in securities rated Ba and BB or below (commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk and are considered speculative. This quality restriction does not apply to securities convertible into common stocks.

High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

High-yield, high-risk bonds, like other bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value is likely to decrease in a rising interest rate market, as is generally true with all bonds.

There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non- convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the issuer's credit quality.

INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks, particularly in certain developing countries, caused by, among other things, fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in develping countries to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CASH AND CASH EQUIVALENTS -- These securities include (1) commercial paper (short-term notes up to 9 months in maturity issued by corporations or governmental bodies), (2) commercial bank obligations (E.G., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and saving bank obligations (E.G., certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

CURRENCY TRANSACTIONS -- The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to hedge against changes in currency exchange rates. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

                            INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the 1940 Act) as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy or
(ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that the fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets of the fund would be invested in the securities of such other issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the fund;

2. Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commissions, is involved, and only if immediately thereafter no more than 10% of the value of the fund's total assets would be invested in such securities;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts;

7. Make any investment under circumstances requiring direct payment by the fund of the Federal Interest Equalization Tax if, immediately thereafter and as a result of such investment, the total of the Federal Interest Equalization Tax directly paid or owing by the fund during the fiscal year in which such investment is made would amount to more than 1-1/2% of the fund's average month-end net assets during such fiscal year to the date of such investment;

8. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of all such restricted securities held by the fund would exceed 2% of the value of its total assets; in any event, the fund will not invest more than 5% of the value of its total assets in securities which are not readily marketable;

9. Engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933;

10. Lend any of its assets; provided, however, that investment in government obligations, short-term commercial paper, certificates of deposit and banker's acceptances and publicly traded bonds, debentures, or other debt securities shall not be deemed to be the making of a loan;

11. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

12. Purchase securities on margin;

13. Borrow amounts in excess of 5% of the value of its total assets; in any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

14. Mortgage, pledge or hypothecate its assets to any extent.

For purposes of Investment Restriction #3, the fund will not invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry.

Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors pursuant to an exemptive order granted by the Securities and Exchange Commission.

For purposes of Investment Restriction #11, although the fund may sell securities short, to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short, the fund does not anticipate doing so during the next twelve months.

Additional investment restrictions adopted by the fund and which may be changed by the Board of Directors, provide that the fund may not;

1. Purchase or retain the securities of any issuer, if those individual officers and directors of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

2. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

3. Invest in puts, calls, straddles or spreads, or combinations thereof; or

4. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund is an open-end, diversified management investment company. It was organized as a Maryland corporation on September 5, 1972.

All fund operations are supervised by the fund's board of directors. The board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

                          FUND DIRECTORS AND OFFICERS
                      DIRECTORS AND DIRECTOR COMPENSATION

NAME,                      POSITION         PRINCIPAL                  AGGREGATE            TOTAL                TOTAL
ADDRESS                    WITH             OCCUPATION(S)              COMPENSATION         COMPENSATION         NUMBER
AND AGE                    REGISTRANT       DURING PAST 5 YEARS        (INCLUDING           (INCLUDING           OF FUND
                                            (POSITIONS WITHIN          VOLUNTARILY          VOLUNTARILY          BOARDS
                                            THE ORGANIZATIONS          DEFERRED             DEFERRED             ON WHICH
                                            LISTED MAY HAVE            COMPENSATION         COMPENSATION         DIRECTOR
                                            CHANGED DURING THIS        /1/) FROM THE        /1/) FROM ALL        SERVES
                                            PERIOD)                    FUND DURING          FUNDS MANAGED        /3/
                                                                       FISCAL YEAR          BY CAPITAL
                                                                       ENDED 9/30/98        RESEARCH AND
                                                                                            MANAGEMENT
                                                                                            COMPANY OR
                                                                                            ITS
                                                                                            AFFILIATES
                                                                                            /2/ FOR THE
                                                                                            YEAR ENDED
                                                                                            9/30/98

Elisabeth Allison          Director         Administrative             $                    $                    2
ANZI, Ltd.                                  Director, ANZI,
1770 Massachusetts                          Ltd.
Ave.                                        (financial
Cambridge, MA                               publishing and
02410                                       consulting);
Age:  52                                    Publishing
                                            Consultant, Harvard
                                            Medical School;
                                            former Senior Vice
                                            President, Planning
                                            and Development,
                                            McGraw Hill, Inc.

Michael R.                 Director         Chairman of the            $ /3/                $                    2
Bonsignore                                  Board and Chief
Honeywell Plaza                             Executive Officer,
P.O. Box 524                                Honeywell, Inc.
Minneapolis, MN
55440
Age:  57

+Gina H. Despres           Director         Senior Vice                None/4/              None/4/              1
3000 K Street, N.W.                         President, Capital
Washington, DC                              Research and
20007                                       Management Company
Age:  57

Robert A. Fox              Director         President and Chief        $ /3/                $                    6
P.O Box 457                                 Executive Officer,
Livingston, CA                              Foster Farms
95334
Age:  61

Alan Greenway              Director         President, Greenway        $                    $                    4
7413 Fairway Road                           Associates, Inc.
La Jolla, CA  92037                         (management
Age:  71                                    consulting
                                            services)

Koichi Itoh                Director         Group Vice                 $ /3/                $                    2
7-14-11-104 Minami                          President -
Aoyama                                      Asia/Pacific,
Minato-ku, Tokyo,                           Autosplice, Inc.;
Japan                                       former President
Age:  58                                    and Chief Executive
                                            Officer, IMPAC
                                            (management
                                            consulting
                                            services); former
                                            Managing Partner,
                                            VENCA Management
                                            (venture capital)

William H. Kling           Director         President,                 $ /3/                $                    5
45 East Seventh                             Minnesota Public
Street                                      Radio;
St. Paul, MN  55101                         President,
Age:  56                                    Greenspring Co.;
                                            former
                                            President, American
                                            Public Radio
                                            (now Public Radio
                                            International)

+Jon B. Lovelace           Vice             Vice Chairman of           None/4/              None/4/              4
333 South Hope             Chairman         the Board, Capital
Street                     of               Research and
Los Angeles, CA            the Board        Management Company
90071
Age:  71

John G. McDonald           Director         The IBJ Professor          $ /3/                $                    8
Graduate School of                          of Finance,
Business                                    Graduate School of
Stanford University                         Business, Stanford
Stanford, CA  94305                         University
Age:  61

++William I. Miller        Director         Chairman of the            $ /3/                $                    2
500 Washington                              Board,
Street                                      Irwin Financial
Box 929                                     Corporation
Columbus, IN  47202
Age:  42

Kirk P. Pendleton          Director         President,                 $ /3/                $                    5
Cairnwood, Inc.                             Cairnwood, Inc.
75 James Way                                (venture capital
Southhampton, PA                            investment)
18966
Age:  59

Donald E. Petersen         Director         Former Chairman of         $ /3/                $                    4
255 East Brown,                             the Board and
Suite 460                                   Chief Executive
Birmingham, MI                              Officer, Ford Motor
48009                                       Company
Age:  72

+James W. Ratzlaff         Director         Senior Partner, The        None/4/              None/4/              8
One Market Plaza                            Capital Group
Steuart Tower,                              Partners, L.P.
Suite 1800
San Francisco, CA
94105
Age:  62

+Walter P. Stern           Chairman         Chairman, Capital          None/4/              None/4/              8
630 Fifth Avenue           of               Group
New York, NY  10111        the Board        International,
Age: 70                                     Inc.; Vice
                                            Chairman, Capital
                                            Research
                                            International;
                                            Chairman, Capital
                                            International,
                                            Inc.; Director,
                                            Temple-Inland Inc.
                                            (forest products)


 + Directors who are considered "interested persons" of the fund as defined in the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 ++ Director who may be deemed "interested person" of the fund as defined in the 1940 Act due to membership on the board of directors of the parent company of a registered broker-dealer.

  /1/ Amounts may be deferred by eligible directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the director.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

 /3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended September 30, 1998 for participating Directors is as follows:
Michael R. Bonsignore ($         ), Robert A. Fox ($          ), Koichi Itoh ($
         ), William H. Kling      ($            ), John G. McDonald ($
  ), William I. Miller ($             ), Kirk P. Pendleton ($             ) and
Donald E. Petersen ($              ).  Amounts deferred and accumulated
earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

 /4/ Gina H. Despres, Jon B. Lovelace, James W. Ratzlaff and Walter P. Stern are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

NAME AND ADDRESS                     AGE            POSITION(S)         PRINCIPAL OCCUPATION(S)
                                                    HELD WITH           DURING PAST 5 YEARS
                                                    REGISTRANT

Walter P. Stern
 (see above)

Jon B. Lovelace
 (see above)

Gina H. Despres
 (see above)

William R. Grimsley                  60             Senior              Senior Vice President and
P.O. Box 7650                                       Vice                Director, Capital Research
San Francisco, CA  94120                            President           and Management Company

Gregg E. Ireland                     48             Senior              Senior Vice President,
 3000 K Street, N.W.                                Vice                Capital Research and
Washington, DC  20007                               President           Management Company

Thierry Vandeventer                  63             Senior              Director, Capital Research
3 Place des Bergues                                 Vice                and Management Company
1201 Geneva, Switzerland                            President

Jonathan O. Knowles                  37             Vice                Vice President,
25 Bedford Street                                   President           Capital Research Company
London, England  WC2E 9HN

Darcy B. Kopcho                      45             Vice                Vice President and Director,
333 South Hope Street                               President           Capital Research Company
Los Angeles, CA  90071

Cathy M. Ward                        51             Vice                Senior Vice President and
333 South Hope Street                               President           Director,
Los Angeles, CA  90071                                                  Capital Research and
                                                                        Management Company

Vincent P. Corti                     42             Secretary           Vice President - Fund
333 South Hope Street                                                   Business Mangement Group,
Los Angeles, CA  90071                                                  Capital Research and
                                                                        Management Company

R. Marcia Gould                      44             Treasurer           Vice President - Fund
135 South State College Blvd.                                           Business Mangement Group,
Brea, CA  92821                                                         Capital Research and
                                                                        Management Company


                             ADVISORY BOARD MEMBERS

                       Advisory Board Member Compensation

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about world political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, will consult from time to time with the Investment Adviser, primarily with respect to world trade and business conditions abroad. The members of the Advisory Board are:

NAME,                        POSITION          PRINCIPAL              AGGREGATE               TOTAL               TOTAL
ADDRESS                      WITH              OCCUPATION(S)          COMPENSATION            COMPENSATION        NUMBER OF
AND AGE                      REGISTRANT        DURING PAST 5          (INCLUDING              (INCLUDING          BOARDS ON
                                               YEARS                  VOLUNTARILY             VOLUNTARILY         WHICH
                                               (POSITIONS             DEFERRED                DEFERRED            ADVISORY
                                               WITHIN THE             COMPENSATION/1/)        COMPENSATION        BOARD
                                               ORGANIZATIONS          FROM THE FUND           /1/) FROM ALL       MEMBER
                                               LISTED MAY HAVE        DURING FISCAL           FUNDS MANAGED       SERVES/2/
                                               CHANGED DURING         YEAR ENDED              BY CAPITAL
                                               THIS PERIOD)           9/30/98                 RESEARCH AND
                                                                                              MANAGEMENT
                                                                                              COMPANY OR
                                                                                              ITS
                                                                                              AFFILIATES/2/
                                                                                              FOR THE YEAR
                                                                                              ENDED 9/30/98

David I. Fisher              Advisory          Chairman, The          None                    None                2
333 South Hope Street        Board             Capital Group
Los Angeles, CA              Member            Companies, Inc.
90071                        (former           (an affiliate
Age:  59                     Director)         of the
                                               Investment
                                               Adviser)

Yoichi Funabashi             Advisory          Washington, DC         $                       $                   1
Asahi Shimbun                Board             Bureau Chief
6-3-9 Kita-Terao             Member            and Diplomatic
Yokahama City, Japan                           Correspondent
Age:  53                                       and Columnist
                                               of the Asahi
                                               Shimbun

Jean Gandois                 Advisory          President,             $                       $                   1
Conseil National du          Board             Conseil
Patronat Francais            Member            National du
31 Ave. Pierre                                 Patronat
Premier de Serbie                              Francais;
75784 Paris, France                            former Chairman
Age:  68                                       of the Board,
                                               Cockerill-
                                               Sambre; former
                                               Chairman and
                                               Chief Executive
                                               Officer,
                                               Pechiney

Claudio X. Gonzalez          Advisory          Chairman of the        $                       $                   1
Laporte                      Board             Board and Chief
Kimberly Clark de            Member            Executive
Mexico, SA                                     Officer,
103-3 Colonia Polanco                          Kimberly Clark
Morales                                        de Mexico, SA
Mexico, DF, Mexico
Age:  64

Sir Peter Holmes             Advisory          Director and           $                       $                   1
Shell Centre                 Board             former Chairman
London, England              Member            of the Board
Age:  66                                       and Managing
                                               Director, The
                                               Royal
                                               Dutch/Shell
                                               Group of
                                               Companies

Jae H. Hyun                  Advisory          Chairman, Tong         $                       $                   1
Tong Yang Group              Board             Yang Group
185, 2-Ka, Eulchi-ro,        Member
Chung-ku
Seoul, Korea  100-192
Age:  49

Baron Gualtherus             Advisory          Chairman of the        $                       $                   1
Kraijenhoff                  Board             Supervisory
Stoeplaan 9, Flat 58         Member            Council, AKZO
The Netherlands                                N.V.
Age: 76

Pierre Lescure               Advisory          Chairman and           $                       $                   1
CANAL +                      Board             Chief Executive
85-89 quai Andre             Member            Officer, CANAL
Citroen                                        +
F-75015 Paris
France
Age:  52

Alessandro Ovi               Advisory          Chief Executive        $/3/                    $/3/                1
Tecnitel                     Board             Officer,
Via Abruzzi, 3               Member            Tecnitel
Rome, Italy
Age:  54

Allen E. Puckett             Advisory          Chairman               $                       $                   1
935 Corsica Drive            Board             Emeritus,
Pacific Palisades, CA        Member            Hughes Aircraft
90272                                          Company
Age:  79

Rozanne L. Ridgway           Advisory          Chair, Baltic          $                       $                   1
Baltic-American              Board             American
Enterprise Fund              Member            Enterprises
1625 K Street, N.W.                            Fund; former
Washington, DC  20006                          Co-Chair,
Age:  63                                       Atlantic
                                               Council of the
                                               United States

Orville H. Schell            Advisory          Dean, Graduate         $                       $                   1
Graduate School of           Board             School of
Journalism                   Member            Journalism,
121 North Gate Hall                            University of
University of                                  California,
California                                     Berkeley
Berkeley, CA  94720
Age:  58

Bruce B. Teele               Advisory          Chairman and           $                       $                   1
Australian Foundation        Board             Chief Executive
Investment                   Member            Officer, J.B.
  Co. Ltd.                                     Were & Son;
101 Collins Street                             Chairman,
Melbourne, Victoria                            Australian
3000                                           Foundation
Australia                                      Investment Co.
Age:  61                                       Ltd.


/1/ Amounts may be deferred by eligible advisory board members under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Advisory Board member.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

/3/ Alessandro Ovi was appointed to the Advisory Board effective October 1, 1998 and, therefore, received no compensation from the fund in fiscal year 1998.

All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any director or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays fees of $16,000 per annum to directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended ($2,500 for each meeting attended in conjunction with meetings with the Advisory Board), plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund pays fees of $5,000 per annum to Advisory Board members who are not affiliated with the Investment Adviser, plus $5,000 for each meeting attended in conjunction with meetings with the Board of Directors. As of November 1, 1998 the officers, directors and Advisory Board members and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for managing more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the Agreement) between the fund and the Investment Adviser is dated April 1, 1997. The Agreement will continue in effect until December 31, 1999, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors of the fund, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, provides suitable office space and utilities, necessary office equipment and general purpose forms and supplies used at the office of the fund, and will pay the travel expenses of directors and members of the Advisory Board incurred in connection with attendance at meetings of those Boards. The fund will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, fees and expenses of the transfer agent, dividend disbursing agent, legal counsel and independent public accountants and custodian, including charges of such custodian for the preparation and maintenance of the books of account and records of the fund, cost of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; fees and expenses of registration, qualification and issuance of fund shares; expenses pursuant to the fund's Plan of Distribution (described below); association dues; interest; taxes; and compensation of Advisory Board members and of Directors who are not affiliated persons of the Investment Adviser.

The Investment Adviser has agreed that in the event the expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under Rule 12b-1 and extraordinary expenses such as litigation and acquisitions) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or regulations, will reimburse the fund in the amount of such excess.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.60% on the first $500 million of the fund's net assets, 0.50% on net assets between $500 million and $1 billion, 0.46% on net assets between $1 billion and $1.5 billion, 0.43% on net assets between $1.5 billion and $2.5 billion, 0.41% on net assets between $2.5 billion and $4 billion, 0.40% on net assets between $4 billion and $6.5 billion, 0.395% on net assets between $6.5 billion and $10.5 billion, 0.39% on net assets between $10.5 billion and $17 billion, and 0.385% in excess of $17 billion. For the fiscal years ended September 30, 1998, 1997 and 1996, the Investment Adviser received advisory fees of $_________, $59,337,000 and $43,463,000, respectively.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended September 30, 1998 amounted to $_________ after allowance of $_________ to dealers. During the fiscal years ended September 30, 1997 and 1996 the Principal Underwriter received $12,090,000 and $12,923,000, after allowance of $62,293,000 and $67,852,000, respectively.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Directors, and separately by a majority of the Directors who are not interested persons of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The Officers and Directors who are interested persons of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Directors who are not interested persons of the fund are committed to the discretion of the Directors who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Directors.

Under the Plan, the fund may expend up to 0.25% of its net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees).

 Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended September 30, 1998, the fund paid or accrued $__________ for compensation to dealers under the Plan.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries of affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements, and has elected the tax status of a "regulated investment company," under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it will be taxed only on that portion of such investment company taxable income that it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) derive less than 30% of its gross income from the gains or sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Futures contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Currency transactions that are not subject to Section 1256 of the Code may be subject to Section 988 of the Code, in which case the 60%/40% long-term/short-term capital gain or loss rule of Section 1256 would not apply. Rather, each Section 988 foreign currency gain or loss would generally be computed separately and treated as ordinary income or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that the fund pays the dividend no later than the end of January of the following year.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, non-U.S. corporation, or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than eighteen months is 20%, and on assets held more than one year and not more than eighteen months is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, e.g., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an IRA each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Investors should consult their own tax advisers with specific reference to their own tax situations.

                               PURCHASE OF SHARES

METHOD                     INITIAL INVESTMENT                        ADDITIONAL INVESTMENTS

                           See "Investment Minimums and Fund         $50 minimum (except where a
                           Numbers" for initial investment           lower minimum is noted under
                           minimums.                                 "Investment Minimums and Fund
                                                                     Numbers").

By contacting              Visit any investment dealer who           Mail directly to your
your investment            is registered in the state where          investment dealer's address
dealer                     the purchase is made and who has          printed on your account
                           a sales agreement with American           statement.
                           Funds Distributors.

By mail                    Make your check payable to the            Fill out the account additions
                           fund and mail to the address              form at the bottom of a recent
                           indicated on the account                  account statement, make your
                           application.  Please indicate an          check payable to the fund,
                           investment dealer on the account          write your account number on
                           application.                              your check, and mail the check
                                                                     and form in the envelope
                                                                     provided with your account
                                                                     statement.

By telephone               Please contact your investment            Complete the "Investments by
                           dealer to open account, then              Phone" section on the account
                           follow the procedures for                 application or American
                           additional investments.                   FundsLink Authorization Form.
                                                                     Once you establish the
                                                                     privilege, you, your financial
                                                                     advisor or any person with
                                                                     your account information can
                                                                     call American FundsLine(R) and
                                                                     make investments by telephone
                                                                     (subject to conditions noted
                                                                     in "Telephone Purchases,
                                                                     Redemptions and Exchanges"
                                                                     below).

By computer                Please contact your investment            Complete the American
                           dealer to open account, then              FundsLink Authorization Form.
                           follow the procedures for                 Once you establish the
                           additional investments.                   privilege, you, your financial
                                                                     advisor or any person with
                                                                     your account information may
                                                                     access American FundsLine
                                                                     OnLine(SM) on the Internet and
                                                                     make investments by computer
                                                                     (subject to conditions noted
                                                                     in "Telephone and Computer
                                                                     Purchases, Redemptions and
                                                                     Exchanges" below).

By wire                    Call 800/421-0180 to obtain your          Your bank should wire your
                           account number(s), if necessary.          additional investments in the
                           Please indicate an investment             same manner as described under
                           dealer on the account.  Instruct          "Initial Investment."
                           your bank to wire funds to:
                           Wells Fargo Bank
                           155 Fifth Street
                           Sixth Floor
                           San Francisco, CA 94106
                           (ABA #121000248)
                           For credit to the account of:
                           American Funds Service Company
                           a/c #4600-076178
                           (fund name)
                           (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                            MINIMUM              FUND
                                                INITIAL              NUMBER
                                                INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(R)                                   $1,000               02

American Balanced Fund(R)                       500                  11

American Mutual Fund(R)                         250                  03

Capital Income Builder(R)                       1,000                12

Capital World Growth and Income                 1,000                33
Fund(SM)

EuroPacific Growth Fund(R)                      250                  16

Fundamental Investors(SM)                       250                  10

The Growth Fund of America(R)                   1,000                05

The Income Fund of America(R)                   1,000                06

The Investment Company of America(R)            250                  04

The New Economy Fund(R)                         1,000                14

New Perspective Fund(R)                         250                  07

SMALLCAP World Fund(R)                          1,000                35

Washington Mutual Investors Fund(SM)            250                  01

BOND FUNDS

American High-Income Municipal Bond             1,000                40
Fund(R)

American High-Income Trust(SM)                  1,000                21

The Bond Fund of America(SM)                    1,000                08

Capital World Bond Fund(R)                      1,000                31

Intermediate Bond Fund of America(SM)           1,000                23

Limited Term Tax-Exempt Bond Fund of            1,000                43
America(SM)

The Tax-Exempt Bond Fund of America(R)          1,000                19

The Tax-Exempt Fund of California(R)*           1,000                20

The Tax-Exempt Fund of Maryland(R)*             1,000                24

The Tax-Exempt Fund of Virginia(R)*             1,000                25

U.S. Government Securities Fund(SM)             1,000                22

MONEY MARKET FUNDS

The Cash Management Trust of                    2,500                09
America(R)

The Tax-Exempt Money Fund of                    2,500                39
America(SM)

The U.S. Treasury Money Fund of                 2,500                49
America(SM)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets made by made with no sales charge and are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;


 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and


 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds.
Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate the prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Directors.

                                 SELLING SHARES

 Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:

  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address that has not been used with the account for at least 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(R) and American FundsLine OnLine(SM)) are limited to $50,000 per shareholder each day.

- Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application).

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

 Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

 You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may may change the amount of the investment or discontinue the plan at any time by writing to American Funds Service Company.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 (a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 (b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 (c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(R) or American FundsLine OnLine(SM) (see "American FundsLine(R) and American FundsLine OnLine(SM)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund or (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM) -- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(R) or American FundsLine OnLine(SM). To use this service, call 800/325-3590 from a TouchTone(TM) telepone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(R) and American FundsLine OnLine(SM) are subject to the conditions noted above and in "Shareholder Account Services and Privileges -- Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares -- Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(R)) or computer (including American FundsLine OnLine(SM)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certficates are not issued unless you request them by writing to American Funds Service Company.

REDEMPTION OF SHARES -- The fund's Articles of Incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder if (a) the shares owned by such shareholder have a value (determined, for the purpose of this sentence only, as the greater of the shareholder's cost or the then net asset value of the shares, including the reinvestment of income dividends and capital gain distributions, if any) of less than $150, or (b) such shareholder owns less than ten (10) shares of capital stock of the fund. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account. The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

Brokerage commissions paid on portfolio transactions for the fiscal years ended September 30, 1998, 1997 and 1996 amounted to $_________, $11,461,000 and
$8,933,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to subcustodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $_________ for the fiscal year ended September 30, 1998.

INDEPENDENT ACCOUNTANTS -- Pricewaterhouse Coopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since the fund's inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Price Waterhouse LLP given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on September 30. Shareholders are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Board of Directors.

YEAR 2000 -- The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

                       DETERMINATION OF NET ASSET VALUE,
   REDEMPTION PRICE ANDMAXIMUM OFFERING PRICE PER SHARE -- SEPTEMBER 30, 1998

  Net asset value and redemption price per share
   (Net assets divided by shares outstanding)               $
  Maximum offering price per share
   (100/94.25 of net asset value per share which takes into account the fund's current maximum sales charge) $

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders holding a majority of the votes entitled to be cast, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors as though the fund were a common-law trust. Accordingly, the Directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is ____% based on a 30-day (or one month) period ended September 30, 1998, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[(a-b/cd+1)/6/-1]

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = the maximum offering price per share on the last day of the period.

The fund's one-year total return and average annual total returns for the five- and ten-year periods ended on September 30, 1998 was _____%, _____% and ______%, respectively. The average annual total return (T) is computed by using the value at the end of the period (ERV) of a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are then reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the period. Total return may be calculated for one year, five years, ten years and for other periods of years. The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include, in advertisements or in reports furnished to present or prospective shareholders, information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. and Wiesenberger Investment Companies Services and by the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including BARRONS, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may, from time to time, illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

The fund may from time to time compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).

The investment results set forth below were calculated as described in the fund's Prospectus.

                       NPF VS. VARIOUS UNMANAGED INDEXES

Periods          Total                               MSCI Indices               Capital
                 Return                                                     Appreciation

10/1 - 9/30      NPF         DJIA/1/    S&P 500/2/   World/3/   U.S./4/     NPF          NYSE/6/

1973# - 1998     +        %   +       %   +       %    +       %   +       %   +       %       +      %

1988  -  1998

1987  -  1997    +199        +316       +295         +149       +304        +144         +176

1986  -  1996    +245        +358       +303         +188       +309        +180         +175

1985  -  1995    +332        +404       +341         +302       +342        +250         +198

1984  -  1994    +321        +355       +289         +338       +289        +236         +167

1983  -  1993    +278        +321        +293        +328       +291        +196         +165

1982  -  1992    +360        +443        +402        +400       +393        +244         +232

1981  -  1991    +356        +446        +397        +416       +392        +246         +218

1980  -  1990    +275        +314        +269        +285       +266        +166         +132

1979  -  1989    +387        +395        +392        +483       +372        +245         +212

1978  -  1988     +342       +302        +317        +420       +291        +214         +166

1977  -  1987    +584        +415        +432        +580       +397        +386         +241

1976  -  1986    +369        +205        +256        +389       +235        +232         +137

1975  -  1985    +299        +187        +253        +274       +233        +181         +136

1974  -  1984    +403        +241        +326        +288       +297        +248         +186

1973# - 1983     +271        +124        +149        +128       +129        +156         + 64


/1/ The Dow Jones Average of 30 Industrial stocks is comprised of 30 industrial companies such as General Motors and General Electric.

/2/ The Standard and Poor's 500 Composite Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/3/ The Morgan Stanley Capital International World Index is an arithmetical average, weighted by market value, of the performance of more than 1,400 securities listed on the stock exchanges of Europe, Australia, the Far East, Canada, New Zealand and the U.S.

/4/ The Morgan Stanley Capital International USA Index is an arithmetical average, weighted by market value, of the performance of more than 300 securities listed on stock exchanges in the U.S.

/5/ The New York Stock Exchange Composite Index is a capitalization weighted index of all common stocks listed on the exchange.
# From March 13, 1973, the date the fund commenced operations.

                IF YOU ARE CONSIDERING NPF FOR RETIREMENT  . . .

Here's how much you would have if you had invested $2,000 on October 1 of each year in NPF over the past 5 and 10 years:

5 Years                        10 Years

(10/1/93 - 9/30/98)            (10/1/88 - 9/30/98)

$______                        $______


        SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM  . . .

If you had invested           Periods             ...and taken all
$10,000 in NPF                10/1 - 9/30         distributions in shares,
this many years ago...                            your investment would
Number of Years                                   have been worth this
                                                  much at September 30, 1998
                                                    Value

1                             1997  -  1998

2                             1996  -  1998

3                             1995  -  1998

4                             1994  -  1998

5                             1993  -  1998

6                             1992  -  1998

7                             1991  -  1998

8                             1990  -  1998

9                             1989  -  1998

10                            1988  -  1998

11                            1987  -  1998

12                            1986  -  1998

13                            1985  -  1998

14                            1984  -  1998

 15                           1983  -  1998

 16                           1982  -  1998

 17                           1981  -  1998

 18                           1980  -  1998

 19                           1979  -  1998

 20                           1978  -  1998

 21                           1977  -  1998

 22                           1976  -  1998

 23                           1975  -  1998

 24                           1974  -  1998

 25                           1973  -  1998

Lifetime                      1973# - 1998


# From March 13, 1973, the date the fund commenced operations.

         Illustration of a $10,000 investment in NPF with dividends reinvested and capital gain distributions taken in shares
     (For the period March 13, 1973 through September 30, 1998)

                COST OF SHARES                                            VALUE OF SHARES


Fiscal          Annual          Dividends       Total                    From           From            Dividends     Total
Year End        Dividends       (cumulative)    Investment               Initial        Capital Gains   Reinvested    Value
Sept. 30                                        Cost                     Investment     Reinvested



  1973#            ----             ----        $10,000                   $9,938               ----         ----         $9,938

1974               325               325        10,325                     7,163               ----          239           7,402

1975               401               726        10,726                     9,952               ----          817         10,769

1976               337            1,063         11,063                   11,422                ----       1,298          12,720

1977               280            1,343         11,343                   11,236                244        1,570          13,050

1978               318            1,661         11,661                   13,908             1,079         2,355          17,342

1979               444            2,105         12,105                   15,165             1,868         3,067          20,100

1980               501            2,606         12,606                   18,230             2,315         4,321          24,866

1981               931            3,537         13,537                   17,905             2,274         5,136          25,315

1982            1,667             5,204         15,204                   16,225             4,557         6,369          27,151

1983            1,830             7,034         17,034                   21,080             7,382       10,631            39,093

1984            1,205             8,239         18,239                   19,259             9,323       10,912          39,494

1985            1,196             9,435         19,435                   19,796           13,202        12,580          45,578

1986            1,178           10,613          20,613                   24,699           21,436        17,138          63,273

1987            1,393           12,006          22,006                   32,052           38,599        24,076          94,727

1988            1,820           13,826          23,826                   23,928           37,429        19,876          81,233

1989            2,605           16,431          26,431                   27,920           49,773        26,275        103,968

1990            2,617           19,048          29,048                   23,718           50,481        24,697          98,896

1991            2,979           22,027          32,027                   27,477           63,176        31,840        122,493

1992            2,524           24,551          34,551                   28,597           67,989        35,751        132,337

1993            2,172           26,723          36,723                   33,173           79,499        43,932        156,604

1994            2,231           28,954          38,954                   35,951           90,455        49,939        176,345

1995            2,813           31,767          41,767                   39,639         111,254         58,307        209,200

1996            4,129           35,896          45,896                   41,484         124,538         65,439        231,461

1997            4,365           40,261          50,261                   51,032         164,111         85,692        300,835

1998


The dollar amount of capital gain distributions during the period was
$________.
                    ________________________________________
#   From March 13, 1973, the date fund commenced operations.

EXPERIENCE OF THE INVESTMENT ADVISER -- Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1968 (133 in all) those funds have had better total returns than their comparable Lipper indexes in 124 of 133 periods.

 Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.

                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"BA -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                                     PART C
                                OTHER INFORMATION
                              NEW PERSPECTIVE FUND, INC.

ITEM 23.  EXHIBITS
(a) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(b) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(c) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(d) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(e) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors - to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(m) Previously filed (see Post-Effective Amendment No. 47 filed November 26,
1997).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.

ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

 Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

 Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

 Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

 Article VI of the Articles of Incorporation of the fund provides that the fund shall indemnify directors or officers of the fund against certain actions, including expenses incurred except that "[N]othing  ......... shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)    (1)                                  (2)                                    (3)



      NAME AND PRINCIPAL                   POSITIONS AND OFFICES                  POSITIONS AND OFFICES

      BUSINESS ADDRESS                     WITH UNDERWRITER                       WITH REGISTRANT



      David L. Abzug                       Regional Vice President                None

      27304 Park Vista Road
      Agoura Hills, CA 91301



      John A. Agar                         Vice President                         None
      1501 N. University, Suite 227A
      Little Rock, AR 72207



      Robert B. Aprison                    Vice President                         None

      2983 Bryn Wood Drive

      Madison, WI  53711



L     William W. Bagnard                   Vice President                         None



      Steven L. Barnes                     Senior Vice President                  None

      5400 Mount Meeker Road

      Boulder, CO 80301



B     Carl R. Bauer                        Assistant Vice President               None

      Michelle A. Bergeron                 Vice President                         None
      4160 Gateswalk Drive
      Smyrna, GA 30080



      Joseph T. Blair                      Senior Vice President                  None

      27 Drumlin Road

      West Simsbury, CT  06092



      John A. Blanchard                    Vice President                         None

      6421 Aberdeen Road

      Mission Hills, KS 66208



      Ian B. Bodell                        Senior Vice President                  None

      P.O. Box 1665

      Brentwood, TN 37024-1665



      Michael L. Brethower                 Senior Vice President                  None

      2320 North Austin Avenue

      Georgetown, TX  78626



      C. Alan Brown                        Regional Vice President                None

      4129 Laclede Avenue
      St. Louis, MO  63108



H     J. Peter Burns                       Vice President                         None



      Brian C. Casey                       Regional Vice President                None

      8002 Greentree Road

      Bethesda, MD 20817



      Victor C. Cassato                    Senior Vice President                  None

      609 W. Littleton Blvd., Suite 310

      Littleton, CO  80120



      Christopher J. Cassin                Senior Vice President                  None

      111 W. Chicago Avenue, Suite G3

      Hinsdale, IL 60521



      Denise M. Cassin                      Vice President                        None

      1301 Stoney Creek Drive

      San Ramon, CA 94538



L     Larry P. Clemmensen                  Director                               None



L     Kevin G. Clifford                    Director, President and Co-Chief       None
                                           Executive Officer



      Ruth M. Collier                      Senior Vice President                  None

      145 West 67th St., #12K

      New York, NY  10023



S     David Coolbaugh                      Assistant Vice President               None



      Thomas E. Cournoyer                  Vice President                         None

      2333 Granada Boulevard

      Coral Gables, FL  33134



      Douglas A. Critchell                 Senior Vice President                  None

      3521 Rittenhouse Street, N.W.

      Washington, D.C.  20015



L     Carl D. Cutting                      Vice President                         None

      Daniel J. Delianedis                 Regional Vice President                None

      8689 Braxton Drive

      Eden Prairie, MN 55347



      Michael A. Dilella                   Vice President                         None

      P. O. Box 661

      Ramsey, NJ  07446



      G. Michael Dill                      Senior Vice President                  None
      505 E. Main Street

      Jenks, OK 74037



      Kirk D. Dodge                        Senior Vice President                  None

      633 Menlo Avenue, Suite 210

      Menlo Park, CA 94025



      Peter J. Doran                       Senior Vice President                  None

      1205 Franklin Avenue

      Garden City, NY  11530



L     Michael J. Downer                    Secretary                              None



      Robert W. Durbin                     Vice President                         None

      74 Sunny Lane

      Tiffin, OH  44883



I     Lloyd G. Edwards                     Senior Vice President                  None



L     Paul H. Fieberg                      Senior Vice President                  None



      John Fodor                            Vice President                        None

      15 Latisquama Road

      Southborough, MA 01772



L     Mark P. Freeman, Jr.                 Director                               None



      Clyde E. Gardner                     Senior Vice President                  None

      Route 2, Box 3162

      Osage Beach, MO  65065



B     Evelyn K. Glassford                  Vice President                         None



      Jeffrey J. Greiner                    Vice President                        None

      12210 Taylor Road

      Plain City, OH 43064

L     Paul G. Haaga, Jr.                   Director                               None



B     Mariellen Hamann                     Assistant Vice President               None



      David E. Harper                      Senior Vice President                  None

      R.D. 1, Box 210, Rte 519

      Frenchtown, NJ  08825



      Ronald R. Hulsey                     Vice President                         None

      6744 Avalon

      Dallas, TX  75214



      Robert S. Irish                      Regional Vice President                None

      1225 Vista Del Mar Drive

      Delray Beach, FL 33483



L     Robert L. Johansen                   Vice President                         None



      Michael J. Johnston                  Director                               None

      630 Fifth Avenue, 36th Floor

      New York, NY 10111



B     Damien M. Jordan                     Vice President                         None



      V. John Kriss                        Senior Vice President                  None

      P. O. Box 247

      Surfside, CA 90743



      Arthur J. Levine                     Senior Vice President                  None

      12558 Highlands Place

      Fishers, IN  46038



B     Karl A. Lewis                        Assistant Vice President               None



      T. Blake Liberty                     Regional Vice President                None

      5506 East Mineral Lane

      Littleton, CO 80122



L     Lorin E. Liesy                       Assistant Vice President               None



L     Susan G. Lindgren                    Vice President - Institutional         None

                                           Investment Services



LW    Robert W. Lovelace                   Director                               None



      Stephen A. Malbasa                    Vice President                        None

      13405 Lake Shore Blvd.

      Cleveland, OH  44110



      Steven M. Markel                     Senior Vice President                  None

      5241 South Race Street

      Littleton, CO 80121



L     J. Clifton Massar                    Director, Senior Vice President        None



L     E. Lee McClennahan                   Senior Vice President                  None



L     Jamie R. McCrary                     Assistant Vice President               None



S     John V. McLaughlin                   Senior Vice President                  None



      Terry W. McNabb                      Vice President                         None

      2002 Barrett Station Road

      St. Louis, MO  63131



L     R. William Melinat                   Vice President - Institutional         None

                                           Investment Services



      David R. Murray                       Vice President                        None

      60 Briant Drive

      Sudbury, MA 01776



      Stephen S. Nelson                    Vice President                         None

      P.O. Box 470528

      Charlotte, NC  28247-0528



      William E. Noe                       Regional Vice President                None

      304 River Oaks Road

      Brentwood, TN 37027



      Peter A. Nyhus                       Vice President                         None

      3084 Wilds Ridge Court

      Prior Lake, MN 55372



      Eric P. Olson                        Vice President                         None

      62 Park Drive

      Glenview, IL 60025



      Fredric Phillips                     Vice President                         None

      175 Highland Avenue, 4th Floor

      Needham, MA 02494



B     Candance D. Pilgrim                  Assistant Vice President               None



      Carl S. Platou                       Vice President                         None

      4021 96th Avenue, S.E.

      Mercer Island, WA 98040



L     John O. Post                         Vice President                         None



S     Richard P. Prior                     Assistant Vice President               None



      Steven J. Reitman                    Senior Vice President                  None

      212 The Lane

      Hinsdale, IL  60521



      Brian A. Roberts                      Vice President                        None

      P.O. Box 472245

      Charlotte, NC  28247



      George S. Ross                       Senior Vice President                  None

      55 Madison Avenue

      Morristown, NJ  07962



L     Julie D. Roth                        Vice President                         None



L     James F. Rothenberg                  Director                               None



      Douglas F. Rowe                      Vice President                         None

      30008 Oakland Hills Drive

      Georgetown, TX 78628



      Christopher S. Rowey                 Regional Vice President                None

      9417 Beverlywood Street

      Los Angeles, CA 90034



      Dean B. Rydquist                     Senior Vice President                  None

      1080 Bay Pointe Crossing

      Alpharetta, GA 30005



      Richard R. Samson                    Senior Vice President                  None

      4604 Glencoe Avenue, #4

      Marina del Rey, CA  90292



      Joseph D. Scarpitti                  Vice President                         None

      31465 St. Andrews

      Westlake, OH 44145



L     R. Michael Shanahan                  Director                               None



      David W. Short                       Director, Chairman of the Board        None
      1000 RIDC Plaza, Suite 212           and Co-Chief Executive Officer
      Pittsburgh, PA  15238



      William P. Simon, Jr.                Senior Vice President                  None

      912 Castlehill Lane

      Devon, PA 91333



L     John C. Smith                        Assistant Vice President -             None
                                           Institutional Investment
                                           Services



      Rodney G. Smith                      Vice President                         None

      100 N. Central Expressway
      Suite 1214

      Richardson, TX  75080



      Nicholas D. Spadaccini               Regional Vice President                None

      855 Markley Woods Way

      Cincinnati, OH 45230



L     Kristen J. Spazafumo                 Assistant Vice President               None



      Daniel S. Spradling                  Senior Vice President                  None

      181 Second Avenue
      Suite 228

      San Mateo, CA  94401



B     Max D. Stites                        Vice President                         None



      Thomas A. Stout                      Regional Vice President                None

      3919 Whooping Crane Circle
      Virginia Beach, VA 23455





      Craig R. Strauser                    Vice President                         None

      3 Dover Way

      Lake Oswego, OR 97034



      Francis N. Strazzeri                  Vice President                        None

      31641 Saddletree Drive

      Westlake Village, CA 91361



L     Drew W. Taylor                       Assistant Vice President               None



S     James P. Toomey                       Vice President                        None



I     Christopher E. Trede                  Vice President                        None



      George F. Truesdail                  Vice President                         None

      400 Abbotsford Court

      Charlotte, NC  28270



      Scott W. Ursin-Smith                 Vice President                         None

      60 Reedland Woods Way

      Tiburon, CA 94920



L     David M. Ward                        Vice President - Institutional         None
                                           Investment Services



      Thomas E. Warren                     Regional Vice President                None

      119 Faubel Street

      Sarasota, FL  34242



L     J. Kelly Webb                        Senior Vice President, Treasurer       None



      Gregory J. Weimer                    Vice President                         None

      206 Hardwood Drive

      Venetia, PA 15367



B     Timothy W. Weiss                     Director                               None



      N. Dexter Williams                   Senior Vice President                  None
      P.O. Box 2200
      Danville, CA 94526



      Timothy J. Wilson                    Vice President                         None

      113 Farmview Place

      Venetia, PA  15367



B     Laura L. Wimberly                     Vice President                        None



H     Marshall D. Wingo                    Director, Senior Vice President        None



L     Robert L. Winston                    Director, Senior Vice President        None



      Laurie B. Wood                       Regional Vice President                None

      3500 W. Camino de Urania

      Tucson, AZ 85741



      William R. Yost                      Vice President                         None

      9320 Overlook Trail

      Eden Prairie, MN 55347



      Janet M. Young                       Regional Vice President                None

      1616 Vermont

      Houston, TX  77006



      Scott D. Zambon                      Regional Vice President                None

      320 Robinson Drive

      Tustin Ranch, CA 92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071

LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025

B Business Address, 135 South State College Boulevard, Brea, CA  92821

S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251

H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513

I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

  Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA
23514.

  Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.
  None.

ITEM 30. UNDERTAKINGS.
n/a

                           SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California on the 29th day of September, 1998.
NEW PERSPECTIVE FUND, INC.
By /s/ Walter P. Stern
Walter P. Stern, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to its registration statement has been signed below on September 29, 1998, by the following persons in the capacities indicated.

(1)  Principal Executive Officer:



/s/ Gina H. Despres                      President and Director

(Gina H. Despres)



(2)  Principal Financial Officer and

Principal Accounting Officer:





/s/ R. Marcia Gould                      Treasurer

(R. Marcia Gould)



(3)  Directors:



Elisabeth Allison*                       Director

Michael R. Bonsignore*                   Director

/s/ Gina H. Despres                      President and Director

(Gina H. Despres)

Robert A. Fox*                           Director

Alan Greenway*                           Director

Koichi Itoh*                             Director

William H. Kling*                        Director

Jon B. Lovelace*                         Vice Chairman and Director

John G. McDonald*                        Director

William I. Miller*                       Director

Kirk P. Pendleton*                       Director

Donald E. Petersen*                      Director

James W. Ratzlaff*                       Director



/s/ Walter P. Stern                      Chairman of the Board

(Walter P. Stern)


 *By /s/ Vincent P. Corti
  Vincent P. Corti, Attorney-in-Fact